Business Segment, Geographic Information and Concentration of Risk (Tables)	12 Months Ended
Jul. 01, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers by Geographic Areas [Table Text Block]
The following tables summarize the Company’s operations by geographic area:

Net revenue(1):
	2016	2015	2014
	(in millions)
United States	$3,651	$3,054	$3,013
China	2,413	2,726	3,499
Asia	3,989	4,552	4,756
Europe, Middle East and Africa	2,664	3,169	3,117
Other	277	1,071	745
Total	$12,994	$14,572	$15,130

Long-lived Assets by Geographic Areas [Table Text Block]

Long-lived assets(2):
	July 1, 2016	July 3, 2015
	(in millions)
United States	$1,406	$1,121
China	463	367
Asia	1,628	1,473
Europe, Middle East and Africa	6	4
Total	$3,503	$2,965

(1)
Net revenue is attributed to geographic regions based on the ship-to location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.

(2)	Long-lived assets are attributed to the geographic location in which they are located.